GAIN ON ASSET AND INVESTMENT SALES, NET - Additional Information (Details) - USD ($) $ in Millions				1 Months Ended			3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 04, 2020	Jan. 02, 2020	Nov. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 14, 2021
Gain (Loss) On Sale Of Other Assets [Line Items]
Maximum contingent consideration					$ 171				$ 188	$ 171
Other-than-temporary impairment charge											$ 93
Financial liabilities, fair value					5	$ 0			3	5	0
Holt Royalty Obligation
Gain (Loss) On Sale Of Other Assets [Line Items]
Financial liabilities, fair value					42				39	42
South Arturo | NGM
Gain (Loss) On Sale Of Other Assets [Line Items]
Business acquisition, percentage of voting interests acquired												0.40%
Maximum contingent consideration												$ 50
Business combination, step acquisition, equity interest in acquiree, percentage												38.50%
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on sale									35	212	677
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Kalgoorlie
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on sale									0	83	493
Percentage interest sold (as a percent)			50.00%
Proceeds from sale			$ 800		$ 95			$ 70
Proceeds allocated to purchaser rights option			$ 25
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Lone Tree
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on sale									0	79	0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Red Lake
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on sale									0	0	9
Proceeds from sale	$ 375
Maximum contingent consideration	100
Total consideration	429
Consideration, working capital	$ 15
Contingent consideration, period	15 years
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Alumbrera mine/MARA
Gain (Loss) On Sale Of Other Assets [Line Items]
Sale of stock, consideration received				$ 125
Sale of stock, contingent deferred payment				$ 30
Sale of stock, contingent deferred payment annual interest capping percentage				6000000.00%
Sale of stock, maximum contingent deferred payment				$ 50
Gain on sale									$ 61	$ 0	$ 6
Alumbrera Mine
Gain (Loss) On Sale Of Other Assets [Line Items]
Ownership interest (as a percent)						37.50%					37.50%
Gain on sale of equity method investment						$ 6
MARA Investment
Gain (Loss) On Sale Of Other Assets [Line Items]
Ownership percentage (as a percent)				18.75%		18.75%					18.75%
Continental Gold Inc
Gain (Loss) On Sale Of Other Assets [Line Items]
Cash proceeds on sale		$ 253
T M A C
Gain (Loss) On Sale Of Other Assets [Line Items]
Equity method investments							$ 13
Other-than-temporary impairment charge							$ 55